Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 566,242	$ 595,142
Restricted cash (Note 2)	92,694	94,170
Trade accounts receivable, net of allowance for doubtful receivables of $2,948 and $2,825 at December 31, 2013 and 2014, respectively	404,656	321,989
Due from related parties (Note 4)	38,221	39,023
Other current assets (Note 5)	125,464	133,875
Total current assets	1,227,277	1,184,199
FIXED ASSETS, NET:
Advances for vessels and drillships under construction and related costs (Note 6)	623,984	679,008
Vessels, net (Note 7)	2,141,617	2,249,087
Drilling rigs, drillships, machinery and equipment, net (Note 7)	6,259,747	5,828,231
Total fixed assets, net	9,025,348	8,756,326
OTHER NON-CURRENT ASSETS:
Financial instruments (Note 10)	11,086	14,741
Restricted cash (Note 2)	0	50,000
Other non-current assets (Note 8)	107,892	118,426
Total other non-current assets	118,978	183,167
Total assets	10,371,603	10,123,692
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 9)	1,165,021	1,660,168
Accounts payable and other current liabilities	97,608	102,528
Accrued liabilities	192,239	232,623
Due to related parties (Note 4)	12,717	611
Deferred revenue	123,728	128,044
Financial instruments (Note 10)	30,447	47,740
Total current liabilities	1,621,760	2,171,714
NON-CURRENT LIABILITIES
Long-term debt, net of current portion and deferred finance costs (Note 9)	4,352,592	3,907,835
Financial instruments (Note 10)	10,420	26,086
Deferred revenue	81,359	152,226
Other non-current liabilities	15,084	34,133
Total non-current liabilities	4,459,455	4,120,280
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and 2014; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred stock issued and outstanding at December 31, 2013 and 2014, respectively (Note 11)	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2013 and 2014; 432,654,477 and 706,064,321 shares issued and outstanding at December 31, 2013 and 2014, respectively (Note 11)	7,060	4,326
Treasury stock; $0.01 par value; 21,000,000 and 36,100,000 shares at December 31, 2013 and 2014, respectively (Note 11)	(361)	(210)
Additional paid-in capital (Note 11)	3,249,376	2,824,702
Accumulated other comprehensive loss (Note 14)	(6,622)	(6,062)
Accumulated deficit	(256,632)	(209,120)
Total DryShips Inc. stockholders' equity	2,992,821	2,613,636
Non-controlling interests	1,297,567	1,218,062
Total equity	4,290,388	3,831,698
Total liabilities and stockholders' equity	$ 10,371,603	$ 10,123,692